Investment Strategy - John Hancock Hedged Equity ETF	Mar. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index. The fund will pursue its objective through a combination of high-conviction fundamental equity selection and a dynamic options overlay. Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities. Equity securities include common and preferred stocks and their equivalents, including real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), warrants, rights, and convertible securities, as well as derivatives on those common stock positions or derivatives on broad equity indices, and any other investment representing equity ownership in a company. The fund will primarily invest in common stocks of large cap U.S. companies. The fund considers large-capitalization companies to be those in the capitalization range of the S&P 500 Index. The fund will also utilize a derivatives hedging strategy that seeks to reduce the fund’s volatility and provides protection during equity market drawdowns. Any derivatives that provide exposure to the fund’s investment focus are counted toward the fund’s 80% investment policy. The fund invests primarily in U.S. large-capitalization companies, selected through a fundamental, bottom-up research process to construct a high conviction portfolio. The team will utilize a “margin of safety” approach to identify companies that are trading at a discount to their long-term intrinsic value with an attractive business model and a company-specific catalyst(s) to unlock value. The derivatives hedging strategy is intended to balance upside market participation and downside protection by employing a flexible, actively managed options overlay consisting of: Index Put Spreads: Staggered maturities of Index put spreads, generally on the S&P 500 Index, to provide downside protection. Utilizing a staggered approach attempts to reduce potential risks with a singular hedge period. The put spread exposure is actively managed based on proprietary signals, technical factors, and market dynamics. In normal market environments, the manager will maintain a stable put spread to provide downside equity market protection. In stressed market environments, the manager has the flexibility to lock in hedge gains, reset and adjust the level of protection. The manager utilizes multiple factors in determining periods of market stress. Single-stock covered calls: Selectively written calls on individual equity holdings, with strike selection and maturity based on market conditions, stock-specific factors, and option valuations. Typically, calls are written 5% out-of-the-money with one-month expiry. The discretionary overlay assesses the market environment to determine the attractiveness of selling calls. The fund’s management team has the flexibility to adjust the level of call overwriting based on market conditions. This approach seeks to generate option premium income while managing the extent to which the fund's participation in equity market gains may be limited. During periods of market stress, the team may temporarily reduce the amount of call overwriting. Index calls: In periods of market stress, the manager may elect to purchase call options to capture equity market upside. The fund may, from time to time, selectively purchase call options on an index. When the fund purchases index call options, such options generally will reference the S&P 500® Index. The fund may invest in both exchange traded and over-the-counter (OTC) options. The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund also may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities. Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion or all of creations and redemptions for cash, rather than in-kind securities. The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.